Summary of Significant Accounting Policies - Summary Of Maturities Of Lease Liabilities Under Operating Leases (Detail) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2024	¥ 111,367	$ 15,686
2025	75,179	10,589
2026	20,556	2,895
2027	1,241	175
Total lease payments	208,343	29,345
Less imputed interest	(12,203)	(1,719)
Total	¥ 196,140	$ 27,626